CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Apr. 30, 2016	Jul. 31, 2015
Notes to Financial Statements
Note 5 - Convertible Notes Payable
Issue Date	Expiry date	Amount of Loan	Interest rate	Unamortized Debt Discount	Net Carrying Amount
7/31/2012	7/31/2013	$40,000	10%	$-	$40,000
11/20/2015	11/20/2017	30,000	8%	16,721	13,279
12/21/2015	12/21/2017	50,000	8%	41,040	8,960
12/21/2015	12/21/2017	50,000	8%	41,040	8,960
1/21/2016	1/22/2017	35,500	12%	25,829	9,671
2/25/2016	2/25/2018	27,500	8%	25,055	2,445
3/11/2016	3/11/2017	285,000	8%	245,956	39,044
Total Loans		518,000		395,641	122,359
Less short term notes		(320,500)		(271,785)	(48,715)
Total long term		$197,500		$123,856	$73,644

On July 31, 2012, the Company converted $40,000 in accounts payable to a convertible promissory note. The note has a 10% per annum interest rate and a maturity date of July 31, 2013. The note is currently in arrears and is due and payable on demand. The note is convertible into shares of the Company's common stock at a conversion price of $0.001. Per ASC 470-50-40-10b, as this transaction added a substantive conversion feature to the debt, we have determined debt extinguishment accounting rules apply. However, as there was no difference between the reacquisition price and the net carrying amount of the old debt, no gain or loss was recorded. The Company amortized the discount on the debt equal to the face value, in the amount of $40,000 for the year ended July 31, 2013. This discount was amortized to interest expense. During the period ended April 30, 2016, $8,800 of debt was converted into 8,800,000 shares of common stock. Given that the market price of the shares on the date of conversion was $0.50 per share or $4,400,000, there was a conversion benefit of the difference between $4,400,000 market value of debt when converted into common shares and the $8,800 book value of the debt. This difference of $4,391,200 has been expensed as a loss on conversion of debt during the current period.

On July 31, 2012, the Company converted $76,000 in advances to a convertible promissory note. The note has a 10% per annum interest rate and a maturity date of July 31, 2013. The note is currently in arrears and is due and payable on demand. The note was convertible into shares of the Company's common stock at a conversion price of $0.001. Per ASC 470-50-40-10b, as this transaction added a substantive conversion feature to the debt, we have determined debt extinguishment accounting rules apply. However, as there was no difference between the reacquisition price and the net carrying amount of the old debt, no gain or loss was recorded. On December 23, 2015, The Company acquired the full face of the $76,000 promissory note and the $25,819 of accrued interest for $5,000 resulting in a gain on the settlement of debt of $96,819.

On October 16, 2015, the Company issued a $33,500 convertible promissory note. The note has an 10% per annum interest rate and a maturity date of October 16, 2016. Closing costs of $7,500 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $2,000 was recorded and is being amortized over the life of the loan. On March 14, 2016, the Company paid out the loan in full for $52,273. The conversion benefit recorded was reversed and the unamortized portion of the finder's fees and legal expenses deferred were expensed.

On October 16, 2015, the Company issued a $27,000 convertible promissory note. The note has an 8% per annum interest rate and a maturity date of October 16, 2016. Closing costs of $4,500 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $11,250 has been recorded and is being amortized over the life of the loan. On March 14, 2016, the Company paid out the loan in full for $37,296. The conversion benefit recorded was reversed and the unamortized portion of the finder's fees and legal expenses deferred were expensed.

On November 20, 2015, the Company issued a $30,000 convertible promissory note. The note has an 8% per annum interest rate and a maturity date of November 20, 2016. Closing costs of $3,500 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $30,000 has been recorded and is being amortized over the life of the loan. A derivative liability has been calculated using Black Sholes and is estimated to be $52,276 at April 30, 2016.

On December 21, 2015, the Company issued a $50,000 convertible promissory note. The note has an 8% per annum interest rate and a maturity date of December 21, 2017. Closing costs of $5,000 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $50,000 has been recorded and is being amortized over the life of the loan. A derivative liability has been calculated using Black Sholes and is estimated to be $100,208 at April 30, 2016.

On December 21, 2015, the Company issued a $50,000 convertible promissory note. The note has an 8% per annum interest rate and a maturity date of December 21, 2017. Closing costs of $5,000 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $50,000 has been recorded and is being amortized over the life of the loan. A derivative liability has been calculated using Black Sholes and is estimated to be $100,207 at April 30, 2016.

On January 22, 2016, the Company issued a $35,500 convertible promissory note. The note has an 12% per annum interest rate and a maturity date of January 22, 2017. Closing costs of $9,050 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $35,500 has been recorded and is being amortized over the life of the loan. A derivative liability has been calculated using Black Sholes and is estimated to be $61,860 at April 30, 2016.

On February 25, 2016, the Company issued a $27,500 convertible promissory note. The note has an 8% per annum interest rate and a maturity date of February 25, 2017. Closing costs of $9,050 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $27,500 has been recorded and is being amortized over the life of the loan. A derivative liability has been calculated using Black Sholes and is estimated to be $50,583 at April 30, 2016.

On March 14, 2016, the Company issued a $285,000 convertible promissory note. The note has an 8% per annum interest rate and a maturity date of March 11, 2017. Closing costs of $35,000 are being amortized over the life of the loan. The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period. A conversion benefit of $285,000 has been recorded and is being amortized over the life of the loan. A derivative liability has been calculated using Black Sholes and is estimated to be $496,620 at April 30, 2016.

On July 31, 2012, the Company converted $40,000 in accounts payable to a convertible promissory note. The note has a 10% per annum interest rate and a maturity date of July 31, 2013. The note is currently in arrears and is due and payable on demand. The note is convertible into shares of the Company's common stock at a conversion price of $0.001. Per ASC 470-50-40-10b, as this transaction added a substantive conversion feature to the debt, we have determined debt extinguishment accounting rules apply. However, as there was no difference between the reacquisition price and the net carrying amount of the old debt, no gain or loss was recorded. The Company amortized the discount on the debt equal to the face value, in the amount of $40,000 for the year ended July 31, 2013. This discount was amortized to interest expense.

On July 31, 2012, the Company converted $76,000 in advances to a convertible promissory note. The note has a 10% per annum interest rate and a maturity date of July 31, 2013. The note is currently in arrears and is due and payable on demand. The note is convertible into shares of the Company's common stock at a conversion price of $0.001. Per ASC 470-50-40-10b, as this transaction added a substantive conversion feature to the debt, we have determined debt extinguishment accounting rules apply. However, as there was no difference between the reacquisition price and the net carrying amount of the old debt, no gain or loss was recorded. The Company amortized the discount on the debt equal to the face value, in the amount of $76,000 for the year ended July 31, 2014. This discount was amortized to interest expense.